PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jan. 31, 2013
PROPERTY, PLANT AND EQUIPMENT [Text Block]

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT

	January 31, 2013
		Accumulated	Net Book
	Cost	Depreciation	Value

Buildings	$294,961	$29,496	$265,465
Equipment	183,407	63,043	120,364
Furniture and fixtures	19,185	9,178	10,007
Computer equipment	56,697	31,226	25,471
	$554,250	$132,943	$421,307

	January 31, 2012
		Accumulated	Net Book
	Cost	Depreciation	Value

Buildings	$294,961	$-	$294,961
Equipment	155,376	39,960	115,416
Furniture and fixtures	19,185	6,676	12,509
Computer equipment	45,829	20,779	25,050
	$515,351	$67,415	$447,936